BUSINESS COMBINATION - Narrative (Details) - USD ($)				3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 10, 2020	Jun. 26, 2020	Jun. 25, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Increase (decrease) in goodwill		$ 9,032,000
Base cash consideration				$ 186,601,000		$ 0	$ 456,508,000	$ 0	$ 0	$ 0
Remaining borrowing capacity	$ 47,900,000
Maximum outstanding borrowings			$ 50,000,000					50,000,000
Predecessors
Business Acquisition [Line Items]
Transaction bonuses and related payroll taxes									11,900,000
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Goodwill deductible for income tax purposes			$ 2,500,000					2,500,000
Goodwill deductible for income tax purposes, period (in years)			15 years
Closing adjustment period			1 year
Increase (decrease) in accounts receivable							(1,500,000)
Increase (decrease) in inventory							(2,700,000)
Increase (decrease) in prepaid expenses and other current assets							(10,400,000)
Increase (decrease) in property, plant and equipment							21,600,000
Increase (decrease) in property, plant and equipment due to valuation of real estate							19,100,000
Increase (decrease) in right-of-use asset					$ 2,700,000		(2,700,000)
Increase (decrease) in intangible assets							(8,700,000)
Increase (decrease) in other assets							400,000
Increase (decrease) in accounts payable							(400,000)
Increase (decrease) in accrued expenses and other current liabilities							(700,000)
Increase (decrease) in deferred tax liabilities				200,000			(800,000)
Increase (decrease) in other liabilities				700,000			(1,000,000.0)
Increase (decrease) in goodwill				900,000			(8,900,000)
Closing adjustment			$ (764,000)		(10,100,000)
Base cash consideration			387,500,000
Merisant and Mafco Worldwide | Act II Global Acquisition Corp
Business Acquisition [Line Items]
Transaction costs			$ 18,100,000		1,200,000			$ 18,100,000
Increase (decrease) in additional paid in capital					(900,000)
Increase (decrease) in accumulated deficit					$ (300,000)
Swerve
Business Acquisition [Line Items]
Goodwill deductible for income tax purposes, period (in years)	15 years
Closing adjustment period	1 year
Closing adjustment	$ (968,000)
Transaction costs				$ 300,000			$ 3,200,000
Base cash consideration	$ 80,000,000
Transaction bonuses and related payroll taxes									$ 21,100,000